Property and equipment - Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets, beginning of period	€ 9,771	€ 10,546
Additions to right-of-use assets	5,069	4,230
Depreciation, right-of-use assets	(4,501)	(4,518)
Lease modifications, right of use assets	1,610	(580)
Effect of translation, right of use assets	(979)	93
Right-of-use assets, end of period	10,970	9,771
Lease liabilities [abstract]
Lease liabilities, beginning of period	9,183	9,147
Additions to lease liabilities	5,100	4,180
Interest expense on lease liabilities	1,328	1,293
Lease modifications, lease liabilities	1,546	(598)
Payments	(5,331)	(4,945)
Effect of translation, lease liabilities	(910)	106
Lease liabilities, end of period	€ 10,916	€ 9,183